Financial Risk Management and Financial Instruments - Summary of Changes in Long Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
At January 1	€ 910
Equity issued in exchange for long term investment		€ 910
Changes in fair value recorded in other comprehensive loss	720
Purchase of investment	16
At December 31	€ 1,646	€ 910